UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21940

                              EIP INVESTMENT TRUST
  ----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
  ----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Linda Longville
                         c/o Energy Income Partners, LLC
                               49 Riverside Avenue
                               WESTPORT, CT 06880
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 203-349-8232
                                                          -----------------

                      Date of fiscal year end: DECEMBER 31
                                              ----------------

                  Date of reporting period: SEPTEMBER 30, 2007
                                           ----------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2007

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

CORPORATE NOTES AND BONDS (A) - 79.27%+

               BANKS - NATIONAL COMMERCIAL - 10.93%
$  4,000,000   Bank of America Corp.
                  Senior Unsecured Notes
                  5.459%, 08/02/10 (b)                            $   3,986,904
   4,000,000   Citigroup, Inc.
                  3.500%, 02/01/08                                    3,977,524
   5,000,000   Citigroup, Inc.
                  Unsecured Notes
                  5.400%, 01/30/09 (b)                                4,997,905
   3,000,000   Fortis Bank SA/NV NY
                  5.074%, 04/28/08 (b)                                3,001,284
   4,000,000   HSBC Bank (USA) NA NY
                  Senior Notes
                  5.864%, 06/10/09 (b)                                3,982,608
   2,400,000   Wells Fargo & Co.
                  Senior Unsecured Notes
                  5.270%, 03/23/10 (b)                                2,390,786
                                                                  -------------
                                                                     22,337,011
                                                                  -------------
               BANKS - STATE COMMERCIAL - 6.48%
   4,000,000   American Express Centurion Bank
                  Bank Note
                  5.830%, 03/10/08 (b)                                3,996,904
   3,000,000   Fifth Third Bank
                  Bank Note
                  5.400%, 04/27/09 (b)                                3,000,126
   5,000,000   National City Bank
                  Bank Note
                  5.200%, 03/25/08 (b)                                5,003,075
   1,250,000   National City Bank
                  Bank Note
                  5.405%, 04/18/08 (b)                                1,251,159
                                                                  -------------
                                                                     13,251,264
                                                                  -------------
               CREDIT - MISCELLANEOUS BUSINESS - 9.53%
  10,000,000   General Electric Capital Corp., MTN
                  5.560%, 01/08/16 (b)                                9,760,280
  10,000,000   General Electric Capital Corp., MTN
                  5.740%, 05/05/26 (b)                                9,724,490
                                                                  -------------
                                                                     19,484,770
                                                                  -------------
               CREDIT - PERSONAL - 8.58%
   4,000,000   American Express Credit
                  Series B, MTN
                  Senior Notes
                  5.870%, 10/04/10 (b)                                3,976,232
   6,000,000   American Express Credit, MTN
                  5.913%, 06/16/11 (b)                                5,950,200
   3,000,000   HSBC Finance Corp.
                  Senior Notes
                  5.610%, 01/15/14 (b)                                2,904,075
   5,000,000   SLM Corp., MTN
                  5.520%, 07/26/10 (b)                                4,709,635
                                                                  -------------
                                                                     17,540,142
                                                                  -------------
               DEPARTMENT STORES - 3.43%
   7,000,000   Wal-Mart Stores, Inc.
                  Senior Notes
                  5.594%, 06/16/08 (b)                                7,003,913
                                                                  -------------

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

CORPORATE NOTES AND BONDS (CONTINUED)

                ELECTRONICS - COMPUTERS - 1.97%
$  4,050,000   International Business Machines Corp., MTN
                  3.800%, 02/01/08                                $   4,031,273
                                                                  -------------
               INSURANCE - FIRE AND MARINE - 7.45%
   1,000,000   Allstate Life Global Funding Trust, MTN
                  5.198%, 06/30/08 (b)                                1,000,753
   5,000,000   American International Group, Inc.
                  Senior Notes
                  5.210%, 06/23/08 (b) (c)                            5,001,795
   8,000,000   ASIF Global Finance XVIII
                  3.850%, 11/26/07 (c)                                7,979,832
   1,250,000   MassMutual Global Funding II
                  5.595%, 08/26/11 (b) (c)                            1,247,751
                                                                  -------------
                                                                     15,230,131
                                                                  -------------
               INSURANCE - LIFE - 3.92%
   4,000,000   Jackson National Life Fund
                  5.530%, 04/01/09 (b) (c)                            4,011,080
   4,000,000   Nationwide Life Global Funding, MTN
                  5.290%, 09/23/08 (b) (c)                            3,999,936
                                                                  -------------
                                                                      8,011,016
                                                                  -------------
               INSURANCE - SURETY - 1.47%
   3,000,000   MBIA Global Funding, LLC, MTN
                  5.679%, 12/05/08 (b) (c)                            2,998,455
                                                                  -------------
               LUMBER AND OTHER MATERIALS - 3.99%
   8,250,000   Home Depot, Inc. (The)
                  Senior Unsecured Notes
                  5.819%, 12/16/09 (b)                                8,146,925
                                                                  -------------
               PETROLEUM REFINING - 6.34%
   7,000,000   BP Canada Finance
                  3.375%, 10/31/07                                    6,993,217
   6,000,000   ChevronTexaco Capital Corp.
                  3.375%, 02/15/08                                    5,962,098
                                                                  -------------
                                                                     12,955,315
                                                                  -------------
               SECURITIES BROKER/DEALER - 11.06%
   3,000,000   Credit Suisse (USA), Inc.
                  5.758%, 08/15/10 (b)                                2,985,354
   2,000,000   Credit Suisse (USA), Inc.
                  Senior Notes, Series 1
                  5.800%, 06/05/09 (b)                                1,999,052
   5,000,000   Goldman Sachs Group, Inc.
                  5.860%, 01/12/15 (b)                                4,929,005
   5,000,000   Merrill Lynch & Co., Inc., MTN
                  5.560%, 07/25/11 (b)                                4,920,675
   3,000,000   Morgan Stanley
                  5.610%, 01/18/11 (b)                                2,962,911
   1,000,000   Morgan Stanley
                  Senior Unsecured Notes
                  5.610%, 01/09/12 (b)                                  980,567
   4,000,000   Morgan Stanley, MTN
                  Senior Unsecured Notes
                  5.810%, 10/18/16 (b)                                3,833,444
                                                                  -------------
                                                                     22,611,008
                                                                  -------------
               VEHICLE/CAR BODY - 4.12%
   4,000,000   Toyota Motor Credit Corp.
                  2.875%, 08/01/08                                    3,924,788

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 1

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2007

                                                                      MARKET
  PAR VALUE                                                           VALUE
-------------                                                     -------------

CORPORATE NOTES AND BONDS (CONTINUED)

               VEHICLE/CAR BODY (CONTINUED)
$  4,500,000   Toyota Motor Credit Corp.
                  Series B, MTN
                  Unsecured Notes
                  5.330%, 10/15/07 (b)                            $   4,499,865
                                                                  -------------
                                                                      8,424,653
                                                                  -------------
               TOTAL CORPORATE NOTES AND BONDS
                  (Cost $163,625,100)                               162,025,876
                                                                  -------------
   SHARES
-------------

MASTER LIMITED PARTNERSHIPS - 45.48%+

               CONSUMER CYCLICALS - 2.56%
      51,000   AmeriGas Partners, LP                                  1,820,700
      46,000   Global Partners, LP                                    1,340,900
      43,475   Inergy Holdings, LP                                    2,073,758
                                                                  -------------
                                                                      5,235,358
                                                                  -------------
               ENERGY - 41.95%
     124,438   Buckeye GP Holdings, LP                                3,746,828
      45,000   Buckeye Partners, LP                                   2,202,300
      74,000   Crosstex Energy, LP                                    2,551,520
      29,000   DCP Midstream Partners, LP                             1,246,420
      63,518   Eagle Rock Energy Partners, Ltd.                       1,333,243
      78,900   Encore Energy Partners, LP (d)                         1,685,304
      59,700   Energy Transfer Equity, LP                             2,047,710
      88,400   Energy Transfer Partners, LP                           4,318,340
     281,900   Enterprise GP Holdings, LP                            10,684,010
     174,000   Enterprise Products Partners, LP                       5,263,500
      57,000   EV Energy Partners, LP                                 2,040,030
      22,531   Exterran Partners, LP                                    720,992
      52,459   Hiland Holdings GP, LP                                 1,485,114
       8,000   Hiland Partners, LP                                      395,360
      41,500   Holly Energy Partners, LP                              1,911,075
     451,400   Magellan Midstream Holdings, LP                       11,916,960
     171,000   Magellan Midstream Partners, LP                        6,845,130
       7,000   MV Oil Trust                                             171,780
      52,000   Natural Resource Partners, LP                          1,621,360
     124,000   NuStar GP Holdings, LLC                                3,855,160
     104,935   ONEOK Partners, LP                                     6,239,435
      32,500   Penn Virginia GP Holdings, LP                          1,196,325
      31,600   Penn Virginia Resource Partners, LP                      865,840
      72,000   Plains All American Pipeline, LP                       3,923,280
       3,750   Quicksilver Gas Services, LP                              93,038
      15,000   Regency Energy Partners, LP                              441,000
      19,600   Spectra Energy Partners, LP (d)                          514,696
      49,587   Sunoco Logistics Partners, LP                          2,536,375
       7,500   Targa Resources Partners, LP                             217,500
      64,000   TC Pipelines, LP                                       2,283,520
      11,000   Transmontaigne Partners, LP                              357,500
      25,000   Williams Partners, LP                                  1,033,000
                                                                  -------------
                                                                     85,743,645
                                                                  -------------
               INDUSTRIAL - 0.97%
      59,000   Teekay LNG Partners, LP                                1,990,660
                                                                  -------------
               TOTAL MASTER LIMITED PARTNERSHIPS
                  (Cost $88,007,710)                                 92,969,663
                                                                  -------------

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

COMMON STOCKS - 23.82%+

               CONSUMER CYCLICALS - 0.40%
      29,000   Teekay Offshore Partners, LP                       $     825,050
                                                                  -------------
               CONSUMER NON-CYCLICALS - 0.17%
       9,050   Macquarie Infrastucture Co., LLC                         349,239
                                                                  -------------
               ENERGY - 19.57%
     110,349   Enbridge Energy Management, LLC (d)                    5,473,343
      89,500   Enbridge, Inc.                                         3,281,965
     405,108   Kinder Morgan Management, LLC (d)                     18,938,785
     129,000   Macquarie Infrastructure Group                           357,141
     163,700   ONEOK, Inc.                                            7,759,380
      17,400   Permian Basin Royalty Trust                              264,480
      43,900   Precision Drilling Trust                                 840,685
      67,000   Spectra Energy Corp.                                   1,640,160
      22,500   TransCanada Corp.                                        823,725
      10,000   XTO Energy, Inc.                                         618,400
                                                                  -------------
                                                                     39,998,064
                                                                  -------------
               FINANCE - 2.42%
      47,929   Kayne Anderson Energy Development Co. (e)              1,221,231
     144,353   NGP Capital Resources Co. (e)                          2,342,849
      30,427   Prospect Capital Corp.                                   517,867
      39,000   Tortoise Capital Resources Corp.                         561,600
      12,620   Tortoise North American Energy Corp. (e)                 310,831
                                                                  -------------
                                                                      4,954,378
                                                                  -------------
               FUND - 0.08%
       4,500   BearLinx Alerian MLP Select Index, ETN                   151,650
                                                                  -------------
               UTILITIES - 1.18%
     207,000   Babcock & Brown Infrastructure Group                     318,688
      13,000   ITC Holdings Corp.                                       644,150
      56,000   UGI Corp.                                              1,454,880
                                                                  -------------
                                                                      2,417,718
                                                                  -------------
               TOTAL COMMON STOCKS
                  (Cost $46,750,177)                                 48,696,099
                                                                  -------------
CANADIAN INCOME TRUSTS - 11.74%+

               CONSUMER CYCLICALS - 0.16%
      23,000   Westshore Terminals Income Fund                          330,206
                                                                  -------------
               ENERGY - 4.26%
     130,500   AltaGas Income Trust                                   3,492,595
     106,600   Enbridge Income Fund                                   1,051,371
     150,000   Peak Energy Services Trust                               515,759
      78,000   Pembina Pipeline Income Fund                           1,390,379
     172,000   Phoenix Technology Income Fund                         1,504,449
      59,000   Provident Energy Trust                                   749,771
                                                                  -------------
                                                                      8,704,324
                                                                  -------------
               INDUSTRIAL - 2.71%
     109,000   Mullen Group Income Fund                               2,121,591
     167,400   Newalta Income Fund                                    3,418,181
                                                                  -------------
                                                                      5,539,772
                                                                  -------------
               UTILITIES - 4.61%
      86,000   Atlantic Power Corp.                                     921,691

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 2

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2007

                                                                      MARKET
   SHARES                                                             VALUE
-------------                                                     -------------

CANADIAN INCOME TRUSTS (CONTINUED)

               UTILITIES (CONTINUED)
     140,300   Energy Savings Income Fund                         $   2,179,294
     278,100   Keyera Facilities Income Fund                          5,080,257
      96,000   Northland Power Income Fund                            1,240,235
                                                                  -------------
                                                                      9,421,477
                                                                  -------------
               TOTAL CANADIAN INCOME TRUSTS
                  (Cost $23,376,188)                                 23,995,779
                                                                  -------------
  PAR VALUE
-------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 13.73%+

               FEDERAL HOME LOAN BANK - 0.49%

$  1,000,000   4.400%, 02/15/08                                         998,090
                                                                  -------------
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.37%

   7,000,000   5.500%, 01/23/12                                       7,022,974
   6,000,000   6.250%, 03/29/22                                       6,001,092
                                                                  -------------
                                                                     13,024,066
                                                                  -------------
               FEDERAL HOME LOAN MORTGAGE - 6.87%

   6,000,000   5.550%, 04/17/12                                       6,003,024
   8,000,000   5.375%, 01/09/14                                       8,037,000
                                                                  -------------
                                                                     14,040,024
                                                                  -------------
               TOTAL U.S. GOVERNMENT AND AGENCY
                  OBLIGATIONS
                  (Cost $27,874,820)                                 28,062,180
                                                                  -------------
    SHARES
-------------

INVESTMENT COMPANY - 6.71%+
  13,708,646   PNC Bank Money Market                                 13,708,646
                                                                  -------------
               TOTAL INVESTMENT COMPANY
                  (Cost $13,708,646)                                 13,708,646
                                                                  -------------
TOTAL INVESTMENTS - 180.75%+
   (Cost $363,342,641)                                              369,458,243
                                                                  -------------

  PRINCIPAL
-------------

REVERSE REPURCHASE AGREEMENTS (f) - (81.38)%+

$   (957,500)  With Credit Suisse for Allstate Corp., 5.13%
                  dated 09/28/07, to be repurchased at
                  $957,909 on 10/01/07                                 (957,500)
  (3,040,000)  With Credit Suisse for American Express
                  Centurion Bank, 5.13% dated 09/28/07, to be
                  repurchased at $3,041,300 on 10/01/07              (3,040,000)

                                                                      MARKET
  PRINCIPAL                                                           VALUE
-------------                                                     -------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)
$ (5,820,000)  With Credit Suisse for American Express Credit,
                  5.08% dated 09/28/07, to be repurchased at
                  $5,822,464 on 10/01/07                          $  (5,820,000)
  (1,900,000)  With Credit Suisse for American Express Credit,
                  5.13% dated 09/28/07, to be repurchased at
                  $1,900,812 on 10/01/07                             (1,900,000)
  (1,900,000)  With Credit Suisse for American Express Credit,
                  5.13% dated 09/28/07, to be repurchased at
                  $1,900,812 on 10/01/07                             (1,900,000)
  (4,875,000)  With Credit Suisse for American International
                  Group, Inc., 5.08% dated 09/28/07, to be
                  repurchased at $4,877,064 on 10/01/07              (4,875,000)
  (7,760,000)  With Credit Suisse for American International
                  Group, Inc., 5.08% dated 09/28/07, to be
                  repurchased at $7,763,285 on 10/01/07              (7,760,000)
  (3,880,000)  With Credit Suisse for Bank of America Corp.,
                  5.08% dated 09/28/07, to be repurchased at
                  $3,881,643 on 10/01/07                             (3,880,000)
  (6,790,000)  With Credit Suisse for BP Capital Markets,
                  5.08% dated 09/28/07, to be repurchased at
                  $6,792,874 on 10/01/07                             (6,790,000)
  (1,940,000)  With Credit Suisse for ChevronTexaco Capital
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $1,940,821 on 10/01/07              (1,940,000)
  (3,880,000)  With Credit Suisse for ChevronTexaco Capital
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $3,881,643 on 10/01/07              (3,880,000)
  (4,800,000)  With Credit Suisse for Citigroup, Inc., 5.13%
                  dated 09/28/07, to be repurchased at
                  $4,802,052 on 10/01/07                             (4,800,000)
  (2,910,000)  With Credit Suisse for Credit Suisse (USA),
                  Inc., 5.08% dated 09/28/07, to be
                  repurchased at $2,911,232 on 10/01/07              (2,910,000)
  (1,902,500)  With Credit Suisse for Credit Suisse (USA),
                  Inc., 5.13% dated 09/28/07, to be
                  repurchased at $1,903,313 on 10/01/07              (1,902,500)
  (3,960,000)  With Credit Suisse for Federal Home Loan
                  Mortgage, 5.03% dated 09/28/07, to be
                  repurchased at $3,961,660 on 10/01/07              (3,960,000)
  (3,960,000)  With Credit Suisse for Federal Home Loan
                  Mortgage, 5.03% dated 09/28/07, to be
                  repurchased at $3,961,660 on 10/01/07              (3,960,000)
  (6,000,000)  With Credit Suisse for Federal Home Loan
                  Mortgage, 5.03% dated 09/28/07, to be
                  repurchased at $6,002,515 on 10/01/07              (6,000,000)
  (3,000,000)  With Credit Suisse for Federal National
                  Mortgage Association, 5.03% dated
                  09/28/07, to be repurchased at $3,001,257
                  on 10/01/07                                        (3,000,000)
  (4,000,000)  With Credit Suisse for Federal National
                  Mortgage Association, 5.03% dated
                  09/28/07, to be repurchased at $4,001,677
                  on 10/01/07                                        (4,000,000)
  (6,000,000)  With Credit Suisse for Federal National
                  Mortgage Association, 5.03% dated
                  09/28/07, to be repurchased at $6,002,515
                  on 10/01/07                                        (6,000,000)
  (2,850,000)  With Credit Suisse for Fortis Bank NY, 5.13%
                  dated 09/28/07, to be repurchased at
                  $2,851,218 on 10/01/07                             (2,850,000)
  (1,940,000)  With Credit Suisse for General Electric Capital
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $1,940,821 on 10/01/07              (1,940,000)
  (2,910,000)  With Credit Suisse for General Electric Capital
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $2,911,232 on 10/01/07              (2,910,000)

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 3

EIP GROWTH AND INCOME FUND                                    SEPTEMBER 30, 2007

                                                                      MARKET
  PRINCIPAL                                                           VALUE
-------------                                                     -------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$ (4,868,750)  With Credit Suisse for General Electric Capital
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $4,870,811 on 10/01/07           $  (4,868,750)
  (9,500,000)  With Credit Suisse for General Electric Capital
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $9,504,022 on 10/01/07              (9,500,000)
  (4,887,500)  With Credit Suisse for Goldman Sachs Group,
                  Inc., 5.08% dated 09/28/07, to be
                  repurchased at $4,889,569 on 10/01/07              (4,887,500)
  (2,910,000)  With Credit Suisse for Home Depot, Inc., 5.08%
                  dated 09/28/07, to be repurchased at
                  $2,911,232 on 10/01/07                             (2,910,000)
  (5,092,500)  With Credit Suisse for Home Depot, Inc., 5.08%
                  dated 09/28/07, to be repurchased at
                  $5,094,656 on 10/01/07                             (5,092,500)
  (3,855,000)  With Credit Suisse for HSBC Bank (USA) NY,
                  5.13% dated 09/28/07, to be repurchased at
                  $3,856,648 on 10/01/07                             (3,855,000)
  (2,850,000)  With Credit Suisse for HSBC Finance Corp.,
                  5.08% dated 09/28/07, to be repurchased at
                  $2,851,206 on 10/01/07                             (2,850,000)
  (1,940,000)  With Credit Suisse for International Business
                  Machines Corp., 5.08% dated 09/28/07, to be
                  repurchased at $1,940,821 on 10/01/07              (1,940,000)
  (1,940,000)  With Credit Suisse for International Business
                  Machines Corp., 5.08% dated 09/28/07, to be
                  repurchased at $1,940,821 on 10/01/07              (1,940,000)
  (3,800,000)  With Credit Suisse for Jackson National Life
                  Fund, 5.13% dated 09/28/07, to be
                  repurchased at $3,801,625 on 10/01/07              (3,800,000)
  (1,187,500)  With Credit Suisse for MassMutual Global
                  Funding II, 5.13% dated 09/28/07, to be
                  repurchased at $1,188,008 on 10/01/07              (1,187,500)
  (2,850,000)  With Credit Suisse for MBIA Global Funding,
                  LLC, 5.13% dated 09/28/07, to be
                  repurchased at $2,851,218 on 10/01/07              (2,850,000)
  (4,856,250)  With Credit Suisse for Merrill Lynch & Co., Inc.,
                  5.08% dated 09/28/07, to be repurchased at
                  $4,858,306 on 10/01/07                             (4,856,250)
  (2,880,000)  With Credit Suisse for Morgan Stanley, 5.13%
                  dated 09/28/07, to be repurchased at
                  $2,881,231 on 10/01/07                             (2,880,000)
    (950,000)  With Credit Suisse for Morgan Stanley, 5.13%
                  dated 09/28/07, to be repurchased at
                  $950,406 on 10/01/07                                 (950,000)
  (4,850,000)  With Credit Suisse for National City Bank,
                  5.08% dated 09/28/07, to be repurchased at
                  $4,852,053 on 10/01/07                             (4,850,000)
  (1,187,500)  With Credit Suisse for National City Bank,
                  5.13% dated 09/28/07, to be repurchased at
                  $1,188,008 on 10/01/07                             (1,187,500)
  (3,800,000)  With Credit Suisse for Nationwide Life Global
                  Funding, 5.13% dated 09/28/07, to be
                  repurchased at $3,801,625 on 10/01/07              (3,800,000)
  (4,625,000)  With Credit Suisse for SLM Corp., 5.08% dated
                  09/28/07, to be repurchased at $4,626,958
                  on 10/01/07                                        (4,625,000)
  (3,880,000)  With Credit Suisse for Toyota Motor Credit
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $3,881,643 on 10/01/07              (3,880,000)
  (4,365,000)  With Credit Suisse for Toyota Motor Credit
                  Corp., 5.08% dated 09/28/07, to be
                  repurchased at $4,366,848 on 10/01/07              (4,365,000)

                                                                      MARKET
  PRINCIPAL                                                           VALUE
-------------                                                     -------------

REVERSE REPURCHASE AGREEMENTS (CONTINUED)

$ (2,298,000)  With Credit Suisse for Wells Fargo & Co.,
                  5.13% dated 09/28/07, to be repurchased at
                  $2,298,982 on 10/01/07                          $  (2,298,000)
                                                                  -------------
               TOTAL RERVERSE REPURCHASE AGREEMENTS
                  (Cost $(166,348,000))                            (166,348,000)
                                                                  -------------
TOTAL INVESTMENTS AND REVERSE REPURCHASE AGREEMENTS -
   99.37%+
   (Cost $196,994,641)*                                             203,110,243
                                                                  -------------
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.63%+                        1,296,932
                                                                  -------------
NET ASSETS - 100.00%+                                             $ 204,407,175
                                                                  =============

+ Percentages are calculated based on net assets, inclusive of reverse repurchase agreements.
*     Aggregate cost for federal tax purposes is $196,994,641.
(a) All Corporate Notes and Bonds and U.S. Government and Agency Obligations are segregated as collateral for Reverse Repurchase Agreements as of September 30, 2007.
(b) Floating rate note. The interest rate shown reflects the rate in effect at September 30, 2007.
(c) Securities that may be resold in transactions exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers. At September 30, 2007, total securities amounted to $25,238,849 or 12.35% of net assets.
(d)   Non-income producing security.
(e)   Closed-End Fund
(f) A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.
ETN   Exchange Traded Note
MTN   Medium Term Note
NY    New York

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

| 4

The amount of $1,959,487 in cash was segregated with the the broker, Credit Suisse, to cover margin requirements for the following open futures contracts as of September 30, 2007:

                                NUMBER OF                          UNREALIZED
SHORT FUTURES OUTSTANDING       CONTRACTS      NOTIONAL AMOUNT    APPRECIATION
--------------------------------------------------------------------------------
Canadian Dollar (12/07)            280                 280,000   $   (1,515,120)

The amount of $3,484,864 in cash was segregated with the custodian to cover the following total return swaps outstanding at September 30, 2007:

                                                                   UNREALIZED
                                                                 APPRECIATION/
LONG TOTAL RETURN SWAPS      EXPIRATION DATE   NOTIONAL AMOUNT    DEPRECIATION
--------------------------------------------------------------------------------
Fort Chicago Class A            9/13/2011          $ 2,025,506        $ 198,810
Inter Pipeline Fund             9/13/2011            1,225,264          140,871
Taylor NGL Ltd.                 9/13/2011              495,283           43,717

SHORT TOTAL RETRUN SWAPS
----------------------------
iShares Dow Jones US Oil &
Gas Exploration                10/17/2011              293,533           (2,715)
Oil Service Holders Trust      10/17/2011            4,963,950         (213,300)
                                               ---------------------------------
                                                   $ 9,003,536        $ 167,383
                                               =================================

The amount of $1,449,072 in cash was segregated with the custodian to cover call options written as of September 30, 2007.

                                                  NUMBER OF
                                                  CONTRACTS         PREMIUM
--------------------------------------------------------------------------------
Outstanding, January 1, 2007                                 -        $       -
Call Options Written                                     2,080          222,283
Put Options Written                                        620           49,659
Call Options Expired                                         -                -
Put Options Expired                                          -                -
                                               ---------------------------------
Outstanding, September 30, 2007                          2,700        $ 271,942
                                               =================================

Premiums received and value of written options outstanding as of September 30, 2007.

                                 NUMBER OF
TYPE                             CONTRACTS         PREMIUM           VALUE
--------------------------------------------------------------------------------
Call - Enbridge, Inc.
Strike @ $35.00 exp 01/19/08             180          $ 42,660          $46,800
Call - Enbridge, Inc.
Strike @ $40.00 exp 01/19/08             270            10,530           13,500
Call - Enbridge, Inc.
Strike @ $40.00 exp 04/19/08             400            38,800           42,000
Call - Spectra Enegry Corp.
Strike @ $22.50 exp 12/22/07             100            17,199           24,500
Call - Spectra Enegry Corp.
Strike @ $25.00 exp 12/22/07             130             7,670           10,400
Call Spectra Energy
Strike @ $22.50 exp 03/22/08             100            21,700           29,000
Call Spectra Energy
Strike @ $25.00 exp 03/22/08             340            36,379           51,000
Call - UGI Corp.
Strike @ $25.00 exp 01/19/08             110            14,520           20,075
Call - UGI Corp.
Strike @ $30.00 exp 01/19/08             140               560            2,100
Call - UGI Corp.
Strike @ $25.00 exp 04/19/08             170            29,240           37,400
Call - UGI Corp.
Strike @ $30.00 exp 04/19/08             140             3,025            4,550
                               -------------------------------------------------
                                       2,080           222,283          281,325
                               -------------------------------------------------
Put - Spectra Energy Corp.
Strike @ $20.00 exp 12/22/07              70             2,030              525
Put - Spectra Energy Corp.
Strike @ $20.00 exp 03/22/08             130             7,670            3,250
Put - Spectra Energy Corp.
Strike @ $22.50 exp 03/22/08             140            18,679           10,500

| 5

Put - UGI Corp.
Strike @ $22.50 exp 01/19/08              70             2,030            1,225
Put - UGI Corp.
Strike @ $25.00 exp 01/19/08              70             6,580            4,725
Put - UGI Corp.
Strike @ $22.50 exp 04/19/08              70             3,430            2,275
Put - UGI Corp.
Strike @ $25.00 exp 04/19/08              70             9,240            6,825
                               -------------------------------------------------
                                         620            49,659           29,325
                               -------------------------------------------------
                                       2,700         $ 271,942         $310,650
                               =================================================

| 6

EIP Growth and Income Fund

Notes to Schedule of Investments (unaudited)                  September 30, 2007

(1) SECURITY VALUATION: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the NASDAQ Global Market are valued, except as indicated below, at the last sale price or the NASDAQ official closing price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at either the last quoted bid price or the mean between the most recent bid and asked priced on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services. As a result, the Net Asset Value of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ Global Market, are valued at the closing bid prices, if held long, or at the closing asked prices, if held short. Fixed income securities are valued by the Fund using an independent pricing service. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined in good faith under procedures adopted by the Board of Trustees (the "Board").

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Board (or the Manager acting at the Board's direction) will estimate the value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act.

(2) MLP COMMON UNITS: Master Limited Partnership ("MLP") common units represent limited partnership interests in the MLP. Common units are generally listed and traded on U.S. securities exchanges or over-the-counter with their value fluctuating predominantly based on the success of the MLP. Unlike owners of common stock of a corporation, owners of MLP common units have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions. Common unit holders have first priority to receive quarterly cash distributions up to the minimum quarterly distribution and have arrearage rights. In the event of liquidation, common unit holders have preference over subordinated units, but not debt holders or preferred unit holders, to the remaining assets of the MLP.

(3) REVERSE REPURCHASE AGREEMENTS: The Fund currently incurs leverage through the use of reverse repurchase agreements and through the use of derivatives contracts. In a reverse repurchase agreement, the Fund sells securities to a bank, securities dealer or one of their respective affiliates and agrees to repurchase such securities on demand or on a specified future date and at a specified price. Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase such securities. If the buyer of the securities under the reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or a trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending that decision. The Fund will segregate assets in an amount at least equal in amount to its obligations, marked to market daily, under any reverse repurchase agreement or take other permissible actions to cover its obligations. The use of leverage involves risks of increased volatility of the Fund's investment portfolio.

   Maximum amount outstanding during the period           $ 172,845,138
   Average amount outstanding during the period*          $ 141,769,167
   Average monthly shares outstanding during the period      15,719,937
   Average debt per share outstanding during the period   $        9.02

* The average amount outstanding during the period was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the nine months ended September 30, 2007.

| 7

EIP Growth and Income Fund

Notes to Schedule of Investments (unaudited)                  September 30, 2007

Interest rates ranged from 4.88% to 5.61% during the nine months ended September 30, 2007, on borrowings by the Fund under reverse repurchased agreements. Interest expense for the nine months ended September 30, 2007 aggregated $5,754,523.

(4) As of September 30, 2007, the aggregate gross unrealized appreciation and depreciation for all securities in which there was an excess of value over tax cost was $10,718,887 and $4,603,285, respectively.

(5) For more information with regards to significant accounting policies, see the most recent semi-annual report filed with the Securities and Exchange Commission.

| 8

ITEM 2. CONTROLS AND PROCEDURES.

         (a) EIP Investment Trust's (the "Registrant") principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission's rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

         (b) There were no changes in the Registrant's internal control over financial reporting during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) EIP INVESTMENT TRUST
            --------------------------------------------------------------------

By (Signature and Title)*           /S/ James Murchie
                         -------------------------------------------------------
                                    James Murchie, President
                                    (principal executive officer)

Date       November 16, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /S/ James Murchie
                         -------------------------------------------------------
                                    James Murchie, President
                                    (principal executive officer)

Date      November 16, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ Linda Longville
                         -------------------------------------------------------
                          Linda Longville, Treasurer and Principal Financial
                          and Accounting  Officer
                          (principal financial officer)

Date      November 16, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.